CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net loss	$ (2,343,608)	$ (2,974)	$ (1,733,722)	$ (7,834,907)
Net loss from discontinued operations			0	(160,218)
Adjustments to reconcile net loss to net cash provided by operating activities:
Shares issued for services	2,196,000	2,928,000	732,000	7,788,993
Loss on acquisition of intangible assets			875,000	0
Spin-off of Everything Produce			0	372,399
Changes in assets and liabilities
Accounts payable and accrued liabilities	90,387	18,123	56,421	1,419
Net cash used in continuing operating activities	(57,221)	(28,825)	(70,301)	167,686
Operating cash flow from discontinued operations			0	(200,356)
Net cash used in operating activities			(70,301)	(32,670)
Cash Flows from Investing Activities:
Net cash used in investing activities			0	0
Cash Flows from Financing Activities:
Proceeds from loans payable, related parties	0	16,150	16,150	32,670
Proceeds from notes payable	57,221	12,675	54,151	0
Net cash provided by financing activities	57,221	28,825	70,301	32,670
Net decrease in cash	0	0	0	0
Cash, beginning of period	0	0	0	0
Cash, end of period	0	0	0	0
Supplemental disclosure of cash flow information
Cash paid for interest	0	0	0	0
Cash paid for taxes	0	0	$ 0	$ 0
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Shares issued for intangible assets	$ 0	$ 875,000